Trade and other receivables - Ageing of trade receivables (Details) - ZAR (R) R in Thousands	Mar. 31, 2019	Mar. 31, 2018
Disclosure of financial assets that are either past due or impaired [line items]
Gross receivables	R 344,179	R 259,166
Not past due
Disclosure of financial assets that are either past due or impaired [line items]
Gross receivables	218,554	172,823
Past due by 1 to 30 days
Disclosure of financial assets that are either past due or impaired [line items]
Gross receivables	69,654	49,326
Past due by 31 to 60 days
Disclosure of financial assets that are either past due or impaired [line items]
Gross receivables	25,478	21,031
Past due by more than 60 days
Disclosure of financial assets that are either past due or impaired [line items]
Gross receivables	30,493	15,986
Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Gross receivables	387,947	276,689
Gross carrying amount | Not past due
Disclosure of financial assets that are either past due or impaired [line items]
Gross receivables	223,979	173,157
Gross carrying amount | Past due by 1 to 30 days
Disclosure of financial assets that are either past due or impaired [line items]
Gross receivables	71,552	51,844
Gross carrying amount | Past due by 31 to 60 days
Disclosure of financial assets that are either past due or impaired [line items]
Gross receivables	26,547	24,763
Gross carrying amount | Past due by more than 60 days
Disclosure of financial assets that are either past due or impaired [line items]
Gross receivables	65,869	26,925
Provision for impairment
Disclosure of financial assets that are either past due or impaired [line items]
Gross receivables	(43,768)	(17,523)
Provision for impairment | Not past due
Disclosure of financial assets that are either past due or impaired [line items]
Gross receivables	(5,425)	(334)
Provision for impairment | Past due by 1 to 30 days
Disclosure of financial assets that are either past due or impaired [line items]
Gross receivables	(1,898)	(2,518)
Provision for impairment | Past due by 31 to 60 days
Disclosure of financial assets that are either past due or impaired [line items]
Gross receivables	(1,069)	(3,732)
Provision for impairment | Past due by more than 60 days
Disclosure of financial assets that are either past due or impaired [line items]
Gross receivables	R (35,376)	R (10,939)